                                                                                                                   June 16, 2008

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       Evergreen Equity Trust
            Evergreen Golden Core Opportunities Fund
            Registration Statement on Form N-14
            File Number:  333-

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Evergreen Equity Trust (the "Trust").  This filing relates to the acquisition of the assets of Evergreen Special Equity Fund, a series of Evergreen Select Equity Trust, by and in exchange for shares of Evergreen Golden Core Opportunities Fund, a series of the Trust.

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special joint meeting of shareholders of Evergreen Special Equity Fund at which shareholders of Evergreen Special Equity Fund will be asked to vote on the proposed acquisition of their fund by Evergreen Golden Core Opportunities Fund.  Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

At this time, the Registrant respectively requests an effective date of July 16, 2008 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle, Esq.

Enclosures

cc: Tim Diggins, Esq.